Summary of Business and Significant Accounting Policies (Details) $ in Thousands				12 Months Ended
	Feb. 24, 2022 USD ($)	Feb. 14, 2022 USD ($)	Apr. 13, 2020 USD ($)	Dec. 31, 2022 USD ($) SEGMENT	Dec. 31, 2021 USD ($)	Jul. 29, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents				$ 60,388	$ 32,168
Working capital deficit				37,300
Accumulated deficit				(700,743)	(481,414)
Net loss				(218,257)	(109,421)
Net cash proceeds from business combination				$ 65,600
Number of operating segments | SEGMENT				1
Capitalized contract cost, amortization period				4 years
Practical expedient to expense commissions for renewal contracts, description				The Company has elected to use a practical expedient to expense commissions for renewal contracts when the renewal period is 12 months or less
Property and equipment, estimated useful life				3 years
Impairment of goodwill				$ 0	$ 0
Impairments of long-lived assets							$ 0
Operating Lease, Right-of-Use Asset				21,005
Operating Lease, Liability				$ 35,819
ASU 2016-02
Significant Accounting Policies [Line Items]
Operating Lease, Right-of-Use Asset							25,912
Operating Lease, Liability							$ 42,324
Minimum
Significant Accounting Policies [Line Items]
Percentage of cash and cash equivalents held				90.00%
Furniture and Fixtures
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life				5 years
Leasehold Improvements
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life				shorter of the useful life or the lease term
Internal Use Software
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life				3 years
Washington, D.C
Significant Accounting Policies [Line Items]
Cash									$ 750
Accounts Receivable | Customer Concentration Risk | Single Customer
Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%	10.00%
Assets | Geographic Concentration Risk | Single Customer | United States
Significant Accounting Policies [Line Items]
Concentration risk, percentage				92.00%	92.00%
Accounts Payable | Supplier Concentration Risk | Two Vendors
Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%	10.00%
Purchases | Supplier Concentration Risk | One Vendor
Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%	10.00%
DSAC
Significant Accounting Policies [Line Items]
Goodwill or other intangible assets recorded						$ 0
U.S. Federal Government | Revenue | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage				18.00%	20.00%
Paycheck Protection Program
Significant Accounting Policies [Line Items]
Forgiveness of debt	$ 7,667	$ 7,667
Remaining balance of loan	$ 333	$ 333
Loan repayment term	5 years	5 years
CARES Act
Significant Accounting Policies [Line Items]
Deferred Social Security Tax								$ 1,326
Payment of deferred Social Security Tax				$ 663	$ 663
CARES Act | Paycheck Protection Program
Significant Accounting Policies [Line Items]
Proceeds from issuance of debt			$ 8,000